PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 648	$ 3,086	$ 3,522	$ 9,220	$ 93,354	$ 30,702	$ 51,988
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense			$ 891	$ 1,095	$ 1,498	$ 2,399